Income Taxes - Summary of Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Valuation allowance, beginning of year	$ 81,461	$ 72,783	$ 44,752
Increase	26,661	8,678	28,031
Valuation allowance, end of year	$ 108,122	$ 81,461	$ 72,783